Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Value Index Fund ETF)	Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Value Index Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.93%	33.62%	19.38%	33.81%	34.25%
Since Inception	20.02%	19.71%	15.93%	20.02%	20.27%